Equity Method Investments (Details 2) (Infrastructure Transaction Strategic Venture [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity method investment - Brand	296,082	296,082	$ 285,700
Discounted Cash Flow Approach Valuation Technique [Member] | Minimum
Schedule of Equity Method Investments [Line Items]
Fair value unobservable input, EBITDA margin		10.90%
Fair value unobservable input, ratio of capital expenditures to revenue		2.90%
Fair value unobservable input, long-term revenue growth		3.00%
Fair value unobservable input, WACC rate		9.25%
Fair value unobservable input, cost of equity		12.50%
Fair value unobservable input, implied exit EBITDA multiple	7.0
Fair value unobservable input, discount for lack of marketability		15.00%
Discounted Cash Flow Approach Valuation Technique [Member] | Maximum
Schedule of Equity Method Investments [Line Items]
Fair value unobservable input, EBITDA margin		12.60%
Fair value unobservable input, ratio of capital expenditures to revenue		3.80%
Fair value unobservable input, long-term revenue growth		3.00%
Fair value unobservable input, WACC rate		9.25%
Fair value unobservable input, cost of equity		12.50%
Fair value unobservable input, implied exit EBITDA multiple	7.5
Fair value unobservable input, discount for lack of marketability		15.00%